Stock Options and Warrants (Details 3) (Stock Options, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Shares, Stock options outstanding	2,325,000	2,285,000	2,291,000	2,299,000	344,000
Weighted Average Exercise Price	$ 1.73	$ 1.72	$ 1.73	$ 1.79	$ 2.01
Weighted Average Remaining Contractual Term (in years)	1 year 2 months 5 days	1 year 5 months 18 days
Number of Shares, Exercisable	2,315,000	2,285,000	2,261,000	2,269,000
Weighted Average Exercise Price, Exercisable	$ 1.73	$ 1.72	$ 1.72	$ 1.78
Dollar 0.50 To Dollar 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 0.50	$ 0.50
Upper Range of Exercise Prices	$ 1.00	$ 1.00
Number Of Shares, Stock options outstanding	6,000	6,000
Weighted Average Exercise Price	$ 0.74	$ 0.74
Weighted Average Remaining Contractual Term (in years)	1 year 7 months 10 days	2 years 1 month 10 days
Number of Shares, Exercisable	6,000	6,000
Weighted Average Exercise Price, Exercisable	$ 0.74	$ 0.74
Dollar 1.01 To Dollar 2.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 1.01	$ 1.01
Upper Range of Exercise Prices	$ 2.00	$ 2.00
Number Of Shares, Stock options outstanding	2,169,000	2,129,000
Weighted Average Exercise Price	$ 1.67	$ 1.67
Weighted Average Remaining Contractual Term (in years)	9 months 4 days	1 year 2 months 9 days
Number of Shares, Exercisable	2,159,000	2,129,000
Weighted Average Exercise Price, Exercisable	$ 1.67	$ 1.67
Dollar 2.01 To Dollar 3.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 2.00	$ 2.00
Upper Range of Exercise Prices	$ 3.00	$ 3.00
Number Of Shares, Stock options outstanding	150,000	150,000
Weighted Average Exercise Price	$ 2.60	$ 2.6
Weighted Average Remaining Contractual Term (in years)	4 years 3 months 15 days	4 years 9 months 29 days
Number of Shares, Exercisable	150,000	150,000
Weighted Average Exercise Price, Exercisable	$ 2.60	$ 2.6